Schedule - Condensed Financial Information - Condensed Statements of Income (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Costs and expenses:
Depreciation, depletion, and amortization	$ 215,906	$ 132,328	$ 184,717	$ 138,672
General and administrative	61,061	55,982	125,358	69,187
(Gain) loss on commodity derivative instruments	11,580	(29,556)	(29,294)	(34,905)
Total costs and expenses	1,481,335	205,096	352,967	336,867
Operating income (loss)	(808,450)	217,645	222,056	60,001
Other income (expense):
Interest expense, net	(104,928)	(41,994)	(69,250)	(33,238)
Total other income (expense)	(142,074)	(41,913)	(69,105)	(32,897)
Net income (loss)	(964,922)	174,300	151,332	26,997
MEMORIAL RESOURCE DEVELOPMENT LLC [Member]
Costs and expenses:
Depreciation, depletion, and amortization			348	195
General and administrative			20,111	10,176
(Gain) loss on commodity derivative instruments			546
Total costs and expenses			21,005	10,371
Operating income (loss)			(21,005)	(10,371)
Other income (expense):
Equity income (loss) from subsidiaries			114,974	2,970
Equity income (loss) from previous owners			10,790	37,318
Interest expense, net			(3,257)	(219)
Total other income (expense)			122,507	40,069
Net income (loss)			$ 101,502	$ 29,698